S-K 1607, De-SPAC Reports, Opinions, Appraisals, Negotiations	Sep. 22, 2026
Reports, Opinions, Appraisals, and Negotiations [Line Items]
Reports, Opinions, Appraisals, and Negotiations [Table Text Block]
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Commitment of PlusAI’s Owners. The TVA III Board considered the fact that PlusAI’s Chief Executive Officer and other key executives, together with all of the other shareholders of PlusAI, are not selling any of their current shareholdings of PlusAI in the Transaction, which the TVA III Board believed reflects such shareholders’ belief in and commitment to the continued growth prospects of PlusAI going forward.
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TVA III Financial Analysis. The TVA III Board considered certain operating financial information and valuation benchmarking materials (the “Materials”) prepared by the management of TVA III and individuals involved with Yorkville Advisors who also advised the Sponsor Affiliate on the investment which Sponsor Affiliate committed to make in the Post-Closing Company.
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Other Alternatives. TVA III raised $225,000,000 in April 2025 with the objective of consummating an attractive business combination. Since that time, as more fully described in “Proposal No. 1 — The
Business Combination Proposal — Background of the Transactions,” TVA III has evaluated a number of businesses but has been most impressed by the PlusAI business. The TVA III Board believed that based upon the terms of the Transactions, the Transactions provide the best available opportunity to maximize value for TVA III shareholders.
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Terms of the Merger Agreement and the Related Agreements. The TVA III Board considered the terms and conditions of the Merger Agreement and the related agreements and the transactions contemplated thereby, including the Merger, each party’s representations, warranties and covenants, the conditions to each party’s obligation to consummate the transactions contemplated thereby and the termination provisions, as well as the strong commitment by both PlusAI and TVA III to complete the Transactions.
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Board of Directors of the Post-Closing Company. The TVA III Board considered that the initial Post-Closing Company Board would be comprised of eight directors, who shall include (1) two directors designated by Sponsor (one of which to be designated as a Class II director and one of which to be designated as a Class III director), (2) three independent directors to be designated by mutual agreement between TVA III and PlusAI and (3) three other individuals determined by PlusAI, in its sole and exclusive discretion, provided that the citizenship of the members of the Post-Closing Company Board shall be such that TVA III will be free of foreign ownership, control or domination.

The TVA III Board also considered a variety of uncertainties and risks and other potentially negative factors concerning the Transactions, including, but not limited to, the following:

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Macroeconomic Risks. Macroeconomic uncertainty and the effects it could have on the combined company’s revenues.
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Benefits May Not Be Achieved. The risk that the potential benefits of the Transactions may not be fully achieved or may not be achieved within the expected timeframe.

Unaudited Prospective Unit Economics Information

In connection with its consideration of the business combination, including the Transactions, PlusAI provided its internally-derived unit economic calculations (the “Unit Economics”) related to autonomous trucking deployments to (1) TVA III for use as a component of its overall evaluation of PlusAI and (2) to the PlusAI Board and its advisors in connection with its evaluation of the Transactions. The Unit Economics are being included in this proxy statement/prospectus because the Unit Economics were provided to the TVA III Board and the PlusAI Board for their respective evaluations of the Transactions.

The Unit Economics are included in this proxy statement/prospectus solely to provide TVA III’s shareholders and PlusAI’s stockholders access to information made available in connection with the consideration by the TVA III Board and the PlusAI Board of the Transactions. The Unit Economics should not be viewed as a projection or forecast of PlusAI’s overall financial performance. Furthermore, the Unit Economics do not take into account any circumstances or events occurring after the date on which such Unit Economics were prepared and provided to TVA III, which was May 18, 2026, and may differ, perhaps significantly, from similarly titled measures that may be presented in the future.

The Unit Economics were prepared in good faith by PlusAI’s management team and are based on its management’s reasonable estimates and assumptions with respect to the expected performance of its autonomous driving solutions, as applicable, at the time the Unit Economics were prepared and speak only as of that time. As such, the Unit Economics do not reflect any updates since the time such Unit Economics were delivered to the TVA III Board in its meeting held on June 24, 2026.

The Unit Economics reflect numerous estimates and assumptions with respect to matters specific to PlusAI’s business and general matters, including estimates and assumptions with respect to PlusAI’s business and the revenue models PlusAI expects to use in connection with the deployment its autonomous driving solutions, industry-wide business, economic, regulatory, market and financial conditions and other future events, all of which are difficult to predict and many of which are beyond PlusAI’s and TVA III’s control. Moreover, the Unit Economics are not subject to any escalation or discounting. The time at which the assumptions underlying the Unit Economics will be realized, if at all, is highly uncertain. As a result, there can be no assurance that the Unit Economics will be realized or that actual performance will yield similar results (i.e., not significantly higher or lower than those set forth in the Unit Economics).

Because the Unit Economics relate to estimates at scale, the timing of which is uncertain, such information by its nature becomes less predictive with the passage of time. These Unit Economics are subjective in many respects and thus are susceptible to multiple interpretations and periodic revisions based on actual experience and business developments. The Unit Economics have been prepared solely by PlusAI, have not been reviewed or verified by independent third parties. Some of PlusAI’s assumptions are estimates. These estimates are based on PlusAI’s management’s beliefs, estimates and assumptions and on information available to PlusAI’s management when the estimates were made. Although TVA III’s and PlusAI’s management teams believed that there was a reasonable basis for each of these estimates, TVA III and PlusAI caution you that these estimates are based on a combination of assumptions that may result in such estimates proving to be inaccurate. Information provided in the Unit Economics constitutes forward-looking statements that are inherently subject to significant uncertainties and contingencies, many of which are beyond PlusAI’s and TVA III’s control. The various risks and uncertainties include those set forth in the sections entitled “Risk Factors,” “PlusAI’s Management’s Discussion and Analysis of Financial Condition and Results of Operations” and “Cautionary Note Regarding Forward-Looking Statements.”

The Unit Economics were prepared solely for internal use and not with a view toward public disclosure or toward complying with any guidelines established by the American Institute of Certified Public Accountants. The Unit Economics included in this proxy statement/prospectus have been prepared by, and are the responsibility of, PlusAI’s management. Neither the independent registered public accounting firms of PlusAI or TVA III, nor any other registered public accounting firms, have compiled, examined or performed any procedures with respect to the Unit Economics contained in the proxy statement/prospectus, nor have they expressed any opinion or any other form of assurance on such information or their accuracy or achievability, and the independent registered public accounting firms of PlusAI and TVA III assume no responsibility for, and disclaim any involvement with, the Unit Economics. Further, to that end, the report of Deloitte & Touche LLP included in the consolidated financial statements in this proxy statement/prospectus relates to the historical consolidated financial statements of PlusAI. It does not extend to the Unit Economics and should not be read to do so.

The inclusion of the Unit Economics in this proxy statement/prospectus should not be regarded as an indication that TVA III, the TVA III Board, PlusAI, the PlusAI Board, or their respective affiliates, advisors or other representatives considered, or now considers, such Unit Economics necessarily to be predictive of actual future results or to support or fail to support your decision whether to vote for or against the business combination proposal. For more information, see the risk factor in the section entitled “Risk Factors — Risks Related to PlusAI — Risks Related to Our Business Operations — Forward-looking estimates and predictions as to the future deployment of our technology, and the associated adoption curve are subject to significant uncertainty and are based on assumptions and estimates that may prove inaccurate.” No person has made or makes any representation or warranty to any TVA III shareholder regarding the information included in the Unit Economics. The Unit Economics are not fact and are not necessarily indicative of future results. Readers of this proxy statement/prospectus are cautioned not to place undue reliance on this information.

The Unit Economics are not included in this proxy statement/prospectus to induce any TVA III shareholders to vote in favor of any of the proposals at the extraordinary general meeting.

TVA III urges you to review the financial statements of PlusAI included in this proxy statement/prospectus, as well as the financial information in the section of this proxy statement/prospectus entitled “Unaudited Pro Forma Condensed Combined Financial Information” and to not rely on any single financial measure.

PlusAI uses certain financial measures in its Unit Economics that are not prepared in accordance with GAAP as supplemental measures to evaluate operational performance. There are limitations associated with the use of non-GAAP financial measures, and the metrics set forth in the Unit Economics should not be considered as a substitute for or in isolation from our financial statements prepared in accordance with GAAP. Non-GAAP financial measures are not prepared in accordance with GAAP, are not reported by all of PlusAI’s competitors and may not be directly comparable to similarly titled measures of PlusAI’s competitors. Non-GAAP financial measures should not be considered in isolation from, or as a substitute for, financial information presented in accordance with GAAP. Financial measures included in the Unit Economics provided to a board of directors or financial advisor in connection with a business combination transaction are excluded from the definition of “non-GAAP financial measures” under the rules of the SEC, and therefore the Unit Economics are not subject to SEC rules regarding disclosures of non-GAAP financial measures, which would otherwise require a reconciliation of a non-GAAP financial measure to a GAAP financial measure. Accordingly, no reconciliation of the financial measures included in the Unit Economics was prepared, and therefore none have been provided in this proxy statement/prospectus. The definitions of the non-GAAP measures included in the Unit Economics may not align with those underlying the non-GAAP measures presented in the section entitled “PlusAI’s Management’s Discussion and Analysis of Financial Condition and Results of Operations.” Further, other companies, including companies in our industry, may calculate these metrics differently or not at all, which reduces their usefulness as comparative measures.

Unit Economics

The Unit Economics, including the net value, PlusAI share of the net value and target gross margin are based on numerous estimates and assumptions, including those set forth below. The actual terms of the definitive long-term contracts and commercial arrangements with our OEM partners are subject to negotiation and there is no assurance PlusAI will achieve the implied revenue terms or share of the net value set forth in the Unit Economics from any given customer or at all. See the section entitled “Risk Factors-Risks Related to PlusAI.” In addition, no assurances can be given that PlusAI or its OEM partners will achieve the savings or implied results described in the Unit Economics on the terms set forth in the Unit Economics or at all. See the section entitled “Risk Factors — Risks Related to PlusAI.”

The key assumptions for SuperDrive Unit Economics include:

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Annual Autonomous Miles. Autonomous Trucks are expected to drive approximately 240,000 miles per year.
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Operational Availability. Trucks will be available to drive up to 24 hours per day and operate up to 315 days per year accounting for regular truck maintenance and repair.
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Utilization (autonomous drive mode). Autonomous driving utilization will be 75% to account for non-autonomous operations such as loading and unloading of freight.
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Average Driving Speed. Trucks will average 42 miles per hour which is adjusted for traffic and safety stops.
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Autonomous Net Value. A SuperDrive-enabled truck will charge $0.85 per mile to be paid by truck operators to the OEM for autonomous operations.
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Revenue per mile. PlusAI will receive between 20% to 25% of the expected autonomous net value of $0.85 per mile.
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Gross Margin %. A SuperDrive-enabled truck will have a gross margin of 85%.

In addition to the Unit Economics depicted above, PlusAI also provided to TVA III certain estimates and other assumptions that PlusAI’s management relied upon in preparing PlusAI's business model. These estimates and assumptions included estimates with respect to certain expenses and working capital with projected cash flow through the end of 2027 based upon a funding of at least $61.5 million at the Closing, and showed a positive cash position for the Post-Closing Company at the end of 2027.

EXCEPT TO THE EXTENT REQUIRED BY APPLICABLE FEDERAL SECURITIES LAWS (INCLUDING A REGISTRANT’S RESPONSIBILITY TO MAKE FULL AND PROMPT DISCLOSURE AS REQUIRED BY SUCH FEDERAL SECURITIES LAWS), BY INCLUDING IN THIS PROXY STATEMENT/PROSPECTUS A SUMMARY OF THE UNIT ECONOMICS, NONE OF TVA III, PLUSAI OR ANY OF THEIR RESPECTIVE REPRESENTATIVES OR AFFILIATES UNDERTAKES ANY OBLIGATION TO, AND EACH EXPRESSLY DISCLAIMS ANY RESPONSIBILITY TO, UPDATE OR REVISE, OR PUBLICLY DISCLOSE ANY UPDATE OR REVISION TO, THESE UNIT ECONOMICS TO REFLECT CIRCUMSTANCES OR EVENTS, INCLUDING UNANTICIPATED EVENTS, THAT MAY HAVE OCCURRED OR THAT MAY OCCUR AFTER THE PREPARATION OF THESE UNIT ECONOMICS AND THEIR PRESENTATION TO THE TVA III BOARD, EVEN IN THE EVENT THAT ANY OR ALL OF THE ASSUMPTIONS UNDERLYING THE UNIT ECONOMICS ARE SHOWN TO BE IN ERROR OR CHANGE.

Recommendation of the TVA III Board

After careful consideration, the TVA III Board has unanimously determined that the business combination proposal is fair to, and in the best interests of, TVA III and its shareholders and unanimously recommends that you vote or give instruction to vote “FOR” the business combination proposal.